Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Cash and cash equivalents
5	Cash and cash equivalents
The breakdown of cash and cash equivalents is as follows:

	December 31, 2022	December 31, 2021
Cash and cash bank deposits	18,930	120,928
Time deposits and other investments	2,271	—
Investment funds	3,193	78

Total	24,394	121,006

As at December 31, 2022, 16% of the cash and cash equivalents are in the Cayman Islands (December 31, 2021 - 84%), 44% are in
Brazil
(December 31, 2021 - 10%), and 40% are distributed among the other subsidiaries of the Group (December 31, 2021 - 6%).